CASH AND BANK BALANCES (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bottom of range [member]
DisclosureOfCashAndBankBalanceLineItem [Line Items]
Fixed deposit term	1 month	1 month
Effective interest rate percentage	2.70%	2.73%
Top of range [member]
DisclosureOfCashAndBankBalanceLineItem [Line Items]
Fixed deposit term	2 months	12 months
Effective interest rate percentage	3.92%	5.32%